Significant Accounting Policies - Schedule of basic and diluted net income per share (FY) (Details) - USD ($)	3 Months Ended			5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Denominator:
Basic and diluted net income per share, common stock (in Dollars per share)	$ 0.07			$ 0	$ 0.06	$ 0.28
Common stock subject to possible redemption [Member]
Numerator:
Allocation of net income	$ 1,384,778				$ 45,224	$ 5,248,577
Denominator:
Weighted-average shares outstanding	18,975,000				738,327	18,975,000
Basic and diluted net income per share, common stock (in Dollars per share)	$ 0.07	$ 0		$ 0	$ 0.06	$ 0.28
Common stock [Member]
Numerator:
Allocation of net income	$ 379,035			$ (338)	$ 255,209	$ 1,436,616
Denominator:
Weighted-average shares outstanding	5,193,750	4,125,000	[1]	4,125,000 [1]	4,166,586	5,193,750
Basic and diluted net income per share, common stock (in Dollars per share)	$ 0.07	$ 0		$ 0	$ 0.06	$ 0.28

[1]	Excludes up to 618,750 shares of common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 5).